Investment Objectives and Goals - iShares Total Return Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES TOTAL RETURN ACTIVE ETF Ticker: BRTR Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Total Return Active ETF (the “Fund”) seeks to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index.